Acquisitions (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended				12 Months Ended								12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 07, 2013	Dec. 31, 2013 Coventry [Member]		Dec. 31, 2012 Coventry [Member]		Dec. 31, 2013 Medicity Inc [Member]	Dec. 31, 2012 Medicity Inc [Member]	Dec. 31, 2011 Medicity Inc [Member]	Jan. 31, 2011 Medicity Inc [Member]	Dec. 31, 2013 Prodigy Health Group [Member]	Dec. 31, 2012 Prodigy Health Group [Member]	Dec. 31, 2011 Prodigy Health Group [Member]	Jun. 30, 2011 Prodigy Health Group [Member]	Dec. 31, 2013 Genworth Financial Inc Medicare Supplement Business [Member]	Dec. 31, 2012 Genworth Financial Inc Medicare Supplement Business [Member]	Dec. 31, 2011 Genworth Financial Inc Medicare Supplement Business [Member]	Oct. 31, 2011 Genworth Financial Inc Medicare Supplement Business [Member]	Dec. 31, 2013 PayFlex [Member]	Dec. 31, 2012 PayFlex [Member]	Dec. 31, 2011 PayFlex [Member]	Oct. 31, 2011 PayFlex [Member]
Business Acquisition [Line Items]
Transaction Related Costs After Tax	$ 77,600,000	$ 22,700,000
Business Combination, Acquisition Related Costs	95,800,000	28,400,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	52.2
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned				3,100,000,000
Payments to Acquire Businesses, Gross	3,800,000,000
Debt fair value adjustment				216,600,000
Total purchase price for an acquisition				8,700,000,000								490,000,000				600,000,000				276,000,000				200,000,000
Goodwill, Acquired During Period					4,014,800,000	[1]	0	[1]	0	100,000	385,000,000		0	(1,700,000)	445,000,000		0	1,500,000	53,000,000		0	1,600,000	149,000,000
Long-term debt acquired				1,803,800,000
Issuance of long-term debt	0	2,664,800,000	480,100,000				2,000,000,000
Amortization of Financing Costs	1,600,000
Amount of acquired goodwill that will be tax deductible				267,000,000												52,000,000
Cash to be Received by Shareholders Upon Acquisition, per share				27.30
Exchange ratio used in calculation of merger consideration				0.3885
Deferred Finance Costs, Noncurrent, Net	$ 14,500,000

[1]	Goodwill related to the acquisition of Coventry is considered preliminary, pending the final allocation of the applicable purchase price.